BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOANS AND BORROWINGS
Short-term borrowings	¥ 1,798,531	¥ 422,407
Current portion of long-term borrowings	2,543,118	2,159,943
Sub-total	4,341,649	2,582,350
Long-term borrowings, excluding current portion	21,905,985	23,088,055
Total borrowings	¥ 26,247,634	¥ 25,670,405